CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common shares Class A common shares	Common shares Class B common shares	Treasury Stock	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive income (loss)	Total JOYY Inc.'s shareholders' equity	Non controlling interests	Class A common shares	Class B common shares	Total
Issuance of Huya's common shares for exercised share options				$ (2,729)			$ (207)	$ (2,936)	$ 7,628			$ 4,692
Issuance of common shares for vested restricted shares and restricted share units	$ 0	$ 0	$ 0	0	$ 0	$ 0	0	0	0			0
Issuance of common shares for vested restricted shares and restricted share units (in shares)	6,216,060	0
Issuance of common shares in connection with the acquisition of Bigo	$ 3			1,149,073				1,149,076				1,149,076
Issuance of common shares in connection with the acquisition of Bigo (in shares)	305,127,046	38,326,579
Net forfeiture of restricted shares (in shares)	8,761,450
Share-based compensation	$ 0	$ 0	0	118,637	0	0	0	118,637	18,730			137,367
Partial disposal of Huya's interests to non-controlling interest shareholders, net of tax				81,208			(938)	80,270	19,666			99,936
Appropriation to statutory reserves	$ 0	0	0	0	6,856	(6,856)	0	0	0			0
Bifurcation of conversion feature of convertible bonds				294,143				294,143				294,143
Purchase of caped call options in relation to the conversion features of the convertible bonds				(77,000)				(77,000)				(77,000)
Exercise/Settlement of RSU's in subsidiaries				(1,101)				(1,101)	509			(592)
Repurchase of common stock			(23,712)	(11,726)				(35,438)				(35,438)
Repurchase of common stock (in shares)	(8,682,900)
Deemed contribution from non-controlling interest shareholders				903				903	(903)
Proceed from a Huya's IPO, net of issuance cost				43,080			(1,456)	41,624	268,196			309,820
Balance at Dec. 31, 2019	$ 13	3	(23,712)	3,321,554	22,882	1,574,465	(155,392)	4,739,813	767,163			5,506,976
Components of comprehensive income
Net income (loss) attributable to JOYY Inc. and non-controlling interest shareholders						509,812		509,812	36,786			546,598
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value	0	0	0	0	0	(5,564)	0	(5,564)	(244)			(5,808)
Foreign currency translation adjustments, net of nil tax	$ 0	$ 0	0	0	0	0	(31,105)	(31,105)	540			(30,565)
Balance (in shares) at Dec. 31, 2019	1,293,162,504	326,509,555								1,293,162,504	326,509,555
Balance at Dec. 31, 2018	$ 10	$ 3		1,727,066	16,026	1,077,073	(121,686)	2,698,492	416,255			3,114,747
Balance (in shares) at Dec. 31, 2018	981,740,848	288,182,976
Adoption of ASU | Adoption of ASC326		$ 0				(1,469)		(1,469)	(269)			(1,738)
Issuance of Huya's common shares for exercised share options		0		(36)			(5)	(41)	129			88
Issuance of common shares for vested restricted shares and restricted share units	$ 0	$ 0	0	0	0	0	0	0	0			0
Issuance of common shares for vested restricted shares and restricted share units (in shares)	12,363,420	0
Issuance of common shares in connection with the acquisition of Bigo												0
Net forfeiture of restricted shares		$ 0
Net forfeiture of restricted shares (in shares)	(13,886)
Share-based compensation	$ 0	0	0	111,204	0	0	0	111,204	13,154			124,358
Appropriation to statutory reserves	0	0	0	0	4,445	(4,445)	0	0	0			0
Repurchase of common stock	$ 0	0	(115,816)	12,231	0	0	0	(103,585)	0			(103,585)
Repurchase of common stock (in shares)	(33,165,820)
Repurchase of noncontrolling interest and redeemable noncontrolling interests		0		1,242				1,242	(3,255)			(2,013)
Other Equity Changes From Equity Method Investments		0		10,563		3,417	(6,788)	7,192				7,192
Dividends declared		0				(67,021)		(67,021)	(333)			(67,354)
Deemed contribution from non-controlling interest shareholders	$ 0	0	0	86	0	0	0	86	(86)			0
Non-controlling interest arising from an acquisition		0							5,058			5,058
Capital injection in subsidiaries from non-controlling interest shareholders		0							1,500			1,500
Deconsolidation of Huya		0			(9,502)	9,502	(34,707)	(34,707)	(781,591)			(816,298)
Deconsolidation of subsidiaries		0			9,502	(9,502)	34,707	34,707	781,591			816,298
Balance at Dec. 31, 2020	13	3	(139,528)	3,456,844	17,825	2,881,782	18,471	6,235,410	5,497			6,240,907
Components of comprehensive income
Net income (loss) attributable to JOYY Inc. and non-controlling interest shareholders		0				1,372,897		1,372,897	6,971			1,379,868
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value		0				(5,564)		(5,564)	(244)			(5,808)
Foreign currency translation adjustments, net of nil tax	$ 0	$ 0	0	0	0	0	215,363	215,363	(2,700)			212,663
Balance (in shares) at Dec. 31, 2020	1,272,346,218	326,509,555								1,272,346,218	326,509,555
Balance at Dec. 31, 2019	$ 13	$ 3	(23,712)	3,321,554	22,882	1,574,465	(155,392)	4,739,813	767,163			5,506,976
Balance (in shares) at Dec. 31, 2019	1,293,162,504	326,509,555								1,293,162,504	326,509,555
Adoption of ASU | Adoption of ASU 2020-06				(299,398)		86,659		(212,739)				(212,739)
Issuance of common shares for vested restricted shares and restricted share units	$ 0	$ 0	0	0	0	0	0	0	0			0
Issuance of common shares for vested restricted shares and restricted share units (in shares)	3,631,640	0
Net forfeiture of restricted shares (in shares)	(773,813)
Share-based compensation	$ 0	$ 0	0	31,691	0	0	0	31,691	0			31,691
Appropriation to statutory reserves	0	0	0	0	8,979	(8,979)	0	0	0			0
Repurchase of common stock	$ 0	$ 0	(392,984)	0	0	0	0	(392,984)	0			(392,984)
Repurchase of common stock (in shares)	(130,309,760)	0
Repurchase of noncontrolling interest and redeemable noncontrolling interests				(63)				(63)	(154)			(217)
Other Equity Changes From Equity Method Investments				13,267		(1)	(8,183)	5,083				5,083
Dividends declared						(161,398)		(161,398)	(47)			(161,445)
Capital injection in subsidiaries from non-controlling interest shareholders				(3,357)				(3,357)	9,313			$ 5,956
Transfer from treasury shares to issued common shares for vested restricted share units			5,788	(5,788)
Transfer from treasury shares to issued common shares for vested restricted share units (in shares)	1,442,020											1,442,020
Acquisition of subsidiaries				53,327				53,327	26,731			$ 80,058
Deconsolidation of Huya									(7,148)			(7,148)
Deconsolidation of subsidiaries									7,148			7,148
Balance at Dec. 31, 2021	$ 13	$ 3	(526,724)	3,246,523	26,804	2,712,534	69,175	5,528,328	34,137			5,562,465
Components of comprehensive income
Net income (loss) attributable to JOYY Inc. and non-controlling interest shareholders	0	0	0	0	0	(80,293)	0	(80,293)	(13,691)			(93,984)
Accretion of subsidiaries' redeemable convertible preferred shares to redemption value	$ 0	$ 0	0	0	0	(5,236)	0	(5,236)	(102)			(5,338)
Foreign currency translation adjustments, net of nil tax							58,887	58,887	(558)			58,329
Balance (in shares) at Dec. 31, 2021	1,146,336,305	326,509,555								1,146,336,305	326,509,555
Balance at Dec. 31, 2020	$ 13	$ 3	$ (139,528)	$ 3,456,844	$ 17,825	$ 2,881,782	$ 18,471	$ 6,235,410	$ 5,497			$ 6,240,907
Balance (in shares) at Dec. 31, 2020	1,272,346,218	326,509,555								1,272,346,218	326,509,555